Eaton Vance

National Limited Maturity Municipal Income Fund

December 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 0.6%

Security	Principal Amount (000’s omitted)	Value
Education — 0.4%
Chapman University, 1.76%, 4/1/28	$3,070	$3,008,385

		$3,008,385

Hospital — 0.1%
Little Co. of Mary Hospital of Indiana, Inc.:
1.249%, 11/1/22	$100	$100,572
1.399%, 11/1/23	125	125,179
1.581%, 11/1/24	360	358,621
1.973%, 11/1/25	325	326,625

		$910,997

Other Revenue — 0.1%
YMCA of Greater New York, 2.303%, 8/1/26	$430	$426,392

		$426,392

Total Corporate Bonds — 0.6% (identified cost $4,410,000)		$4,345,774

Tax-Exempt Municipal Obligations — 89.8%
Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.5%
Delaware Valley Regional Finance Authority, PA:
2.00%, 10/1/29	$55	$57,657
0.63%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(1)	4,900	4,913,377
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,484,530
Texas Water Development Board, (State Revolving Fund), 5.00%, 8/1/27	1,500	1,849,155

		$10,304,719

Education — 5.0%
Alexandria Industrial Development Authority, VA, (Episcopal High School), 4.00%, 1/1/32	$470	$573,654
Allegheny County Higher Education Building Authority, PA, (Duquesne University), 5.00%, 3/1/25	100	105,439
Arizona State University, 5.00%, 7/1/22	250	256,013
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
5.00%, 7/1/26	125	147,204
5.00%, 7/1/27	150	181,176
5.00%, 7/1/28	150	184,797
5.00%, 7/1/29	175	219,898
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall):
5.00%, 7/1/24	150	167,103

Security	Principal Amount (000’s omitted)	Value
5.00%, 7/1/26	$165	$196,310
5.00%, 7/1/27	125	153,073
5.00%, 7/1/28	185	231,581
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/27	1,120	1,320,581
Connecticut Health and Educational Facilities Authority, (Trinity College):
5.00%, 6/1/28	220	275,455
5.00%, 6/1/29	120	153,760
5.00%, 6/1/30	145	189,371
Forest Grove, OR, (Pacific University):
Series 2015A, 5.00%, 5/1/22	200	202,840
Series 2015A, 5.00%, 5/1/23	400	422,624
Glendale Industrial Development Authority, AZ, (Midwestern University Foundation):
(AMT), 5.00%, 7/1/26	540	636,179
(AMT), 5.00%, 7/1/27	715	863,184
Houston Higher Education Finance Corp., TX, (St. John’s School), Prerefunded to 9/1/22, 5.00%, 9/1/25	1,000	1,031,120
Illinois Finance Authority, (Midwestern University Foundation), (AMT), 5.00%, 7/1/26	240	281,822
Indiana Finance Authority, (Valparaiso University):
5.00%, 10/1/22	200	206,738
5.00%, 10/1/23	200	214,302
Kentucky Bond Development Corp., (Centre College), 4.00%, 6/1/26	210	237,472
Kentucky Bond Development Corp., (Transylvania University), 3.00%, 3/1/24	165	173,265
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 0.08%, 7/1/36(2)	10,000	10,000,000
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	4,000	4,283,120
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/28	1,800	2,263,536
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 0.33%, (SIFMA + 0.23%), 12/1/26 Put Date, 12/1/42(1)	2,100	2,100,798
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.):
5.00%, 4/1/25	175	199,404
5.00%, 4/1/26	180	211,766
Rhode Island Health and Educational Building Corp., (St. George’s School):
5.00%, 10/1/28	1,000	1,262,970
5.00%, 10/1/29	250	322,360
5.00%, 10/1/30	910	1,196,841
Romeoville, IL, (Lewis University), 5.00%, 10/1/22	500	516,085
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/31	1,795	2,315,299
Union County Higher Educational Facilities Financing Authority, PA, (Bucknell University), Prerefunded to 4/1/22, 5.00%, 4/1/28	530	536,180

		$33,833,320

Electric Utilities — 5.8%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$2,390	$2,404,937
Arkansas River Power Authority, CO, 5.00%, 10/1/30	1,000	1,209,190

Security	Principal Amount (000’s omitted)	Value
Delaware Municipal Electric Corp., (Beasley Power Station):
5.00%, 7/1/22	$310	$317,394
5.00%, 7/1/23	200	214,032
5.00%, 7/1/24	200	222,646
Energy Northwest, WA, 5.00%, 7/1/26	1,000	1,194,170
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,000	3,201,300
Long Island Power Authority, NY, Electric System Revenue, 0.819%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	10,000	10,001,500
Nebraska Public Power District, 5.00%, 1/1/29	2,000	2,332,140
New Braunfels, TX, Utility System Revenue, 5.00%, 7/1/22	400	409,500
Orlando Utilities Commission, FL:
5.00%, 10/1/25	665	775,809
5.00%, 10/1/26	1,000	1,204,420
5.00%, 10/1/27	700	867,636
Orlando Utilities Commission, FL, Utility System Revenue, (SPA: TD Bank, N.A.), 0.09%, 10/1/33(2)	10,000	10,000,000
Piedmont Municipal Power Agency, SC:
3.00%, 1/1/22	1,000	1,000,000
4.00%, 1/1/26	1,000	1,129,000
5.00%, 1/1/25	1,205	1,363,542
Pinal County Electrical District No. 3, AZ:
5.00%, 7/1/22	525	537,154
5.00%, 7/1/23	335	357,723
5.00%, 7/1/28	400	498,436

		$39,240,529

Escrowed/Prerefunded — 3.0%
Beaverton School District No. 48J, OR, Prerefunded to 6/15/24, 5.00%, 6/15/30	$1,150	$1,280,801
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), Escrowed to Maturity, 5.00%, 7/1/23	1,000	1,069,540
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Escrowed to Maturity, 5.00%, 5/1/23	340	361,304
Louisiana, Highway Improvement Revenue, Prerefunded to 9/15/24, 5.00%, 6/15/25	750	835,305
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University):
4.00%, 4/1/25	360	399,654
4.00%, 4/1/26	375	427,076
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/27	2,500	2,599,325
North Carolina Medical Care Commission, (Vidant Health), Prerefunded to 6/1/22, 5.00%, 6/1/36	1,830	1,866,509
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	5,000	5,027,500
Pittsburgh, PA, Prerefunded to 9/1/22, 5.00%, 9/1/26	1,000	1,031,910
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 4.125%, 8/1/47	975	1,007,175
Virginia Transportation Board, Prerefunded to 3/15/22, 4.00%, 3/15/25	4,645	4,680,534

		$20,586,633

Security	Principal Amount (000’s omitted)	Value
General Obligations — 22.5%
Arkansas, 5.00%, 6/15/22	$5,000	$5,109,850
Auburn, ME:
4.00%, 11/1/22	750	773,610
4.00%, 11/1/27	400	472,864
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/25	1,000	1,152,930
Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	1,100	1,245,002
Bergen County Improvement Authority, NJ, (Valley Program Project), 4.00%, 3/1/32	1,100	1,313,356
Bingham and Bonneville Counties Joint School District No. 93, ID, Prerefunded to 9/15/22, 5.00%, 9/15/25	630	651,294
Brazosport Independent School District,TX, (PSF Guaranteed), 5.00%, 2/15/22	2,010	2,021,135
Bridgeport, CT:
5.00%, 2/15/23	550	578,545
5.00%, 2/15/24	425	465,116
5.00%, 8/1/24	175	194,913
5.00%, 2/15/25	725	822,708
5.00%, 8/1/25	200	230,530
5.00%, 2/15/27	1,600	1,923,360
5.00%, 8/1/27	300	364,884
Buffalo, NY, 5.00%, 4/1/27	1,985	2,418,008
California, 5.00%, 10/1/28	4,000	5,090,800
Carroll County, GA, 5.00%, 6/1/26	700	835,086
Charlotte, NC, 5.00%, 6/1/28	850	1,074,528
Collin County Community College District, TX, 5.00%, 8/15/26	1,000	1,200,200
Connecticut, 4.00%, 1/15/26	1,000	1,134,750
Cook County School District No. 63, IL:
5.00%, 12/1/28	2,595	3,226,286
5.00%, 12/1/29	2,725	3,375,403
Detroit, MI:
5.00%, 4/1/22	130	131,262
5.00%, 4/1/23	135	141,572
5.00%, 4/1/24	150	162,722
5.00%, 4/1/25	150	167,580
District of Columbia:
4.00%, 2/1/27	1,350	1,576,381
5.00%, 2/1/28	1,300	1,625,429
5.00%, 2/1/28	2,850	3,563,440
5.00%, 2/1/29	1,725	2,211,881
Franklin Township School District, NJ, 5.00%, 8/15/22	1,000	1,029,720
Gwinnett County School District, GA, 5.00%, 2/1/26	2,220	2,529,734
Illinois:
5.00%, 2/1/23	5,000	5,248,000
5.00%, 2/1/25	4,000	4,522,520
5.00%, 11/1/26	5,000	5,935,600
5.50%, 5/1/30	500	654,190

Security	Principal Amount (000’s omitted)	Value
Lake Washington School District No. 414, WA, 4.00%, 12/1/27	$3,105	$3,686,256
Los Fresnos Consolidated Independent School District, TX, (PSF Guaranteed):
4.00%, 8/15/33	1,255	1,540,211
4.00%, 8/15/34	1,000	1,223,970
5.00%, 8/15/28	900	1,131,210
5.00%, 8/15/31	1,330	1,751,730
Madison Metropolitan School District, WI, 2.00%, 3/1/28	4,795	5,074,117
Maryland, 5.00%, 8/1/28	5,790	7,342,473
Millcreek Township School District, PA, 5.00%, 9/15/25	500	538,960
Minneapolis-St. Paul Metropolitan Council, MN, 5.00%, 12/1/24	3,000	3,397,500
Monroe Township, NJ:
4.00%, 1/15/26	1,030	1,166,588
4.00%, 1/15/27	1,040	1,205,932
4.00%, 1/15/28	420	495,739
New York, NY:
5.00%, 8/1/24	2,000	2,193,800
(SPA: Barclays Bank PLC), 0.06%, 10/1/46(3)	10,000	10,000,000
Ocean City, NJ:
2.00%, 10/15/31	745	771,664
2.00%, 10/15/32	3,065	3,155,663
2.25%, 9/15/32	610	633,991
Oklahoma City, OK:
4.00%, 3/1/27	970	1,133,096
4.00%, 3/1/28	630	750,809
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,254,663
Philadelphia, PA, 5.00%, 5/1/29	2,500	3,177,350
Phoenix Union High School District No. 210, AZ, 5.00%, 7/1/23	1,425	1,526,089
Portland Community College District, OR:
5.00%, 6/15/28	1,000	1,187,170
5.00%, 6/15/29	2,550	3,021,138
Prince George’s County, MD, 4.00%, 7/1/32	1,000	1,255,930
Princeton, NJ, 2.00%, 12/15/31	1,025	1,063,468
Salem-Keizer School District No. 24J, OR:
0.00%, 6/15/23	13,010	12,931,550
5.00%, 6/15/27	1,175	1,444,909
Suffolk County, NY, 5.00%, 6/15/27(4)	2,175	2,601,887
Township High School District No. 203, IL:
5.00%, 12/15/25	1,705	2,000,016
5.00%, 12/15/26	1,790	2,166,419
Vancouver School District No. 37, WA, 4.00%, 12/1/27	2,285	2,705,486
Wake County, NC, 5.00%, 3/1/22	3,000	3,023,370
West Haven, CT:
4.00%, 9/15/22	180	184,556
4.00%, 9/15/23	290	306,985
Wilmington, NC, 5.00%, 5/1/27	1,000	1,228,540

		$153,448,424

Security	Principal Amount (000’s omitted)	Value
Hospital — 9.4%
Albemarle County Economic Development Authority, VA, (Sentara Martha Jefferson Hospital), (SPA: TD Bank, N.A.), 0.05%, 10/1/48(3)	$5,000	$5,000,000
Arizona Health Facilities Authority, (Banner Health), 0.35%, (SIFMA + 0.25%), 11/4/26 (Put Date), 1/1/46(1)	1,200	1,200,444
Batesville Public Facilities Board, AR, (White River Health System, Inc.):
5.00%, 6/1/22	595	604,859
5.00%, 6/1/23	795	839,202
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/24	200	218,966
Berks County Municipal Authority, PA, (Tower Health):
5.00%, 2/1/24	500	535,705
5.00% to 2/1/25 (Put Date), 2/1/40	3,000	3,263,610
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/22	185	191,532
Cape Girardeau County Industrial Development Authority, MO, (St. Francis Healthcare):
5.00%, 6/1/22(4)	1,000	1,011,160
5.00%, 6/1/23(4)	700	739,361
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 5.00%, 8/1/30	1,010	1,285,417
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/28	1,915	2,271,860
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/23	550	579,221
DuBois Hospital Authority, PA, (Penn Highlands Healthcare):
5.00%, 7/15/27	325	393,104
5.00%, 7/15/29	350	441,823
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	665	691,414
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/28	1,175	1,454,004
Grand Traverse County Hospital Finance Authority, MI, (Munson Healthcare Obligated Group), 5.00%, 7/1/26	1,100	1,308,736
Halifax Hospital Medical Center, FL:
5.00%, 6/1/22	515	524,816
5.00%, 6/1/24	325	359,473
5.00%, 6/1/25	1,380	1,580,321
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,384,637
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	491,271
Illinois Finance Authority, (Presence Health Network):
5.00%, 2/15/23	1,000	1,053,640
5.00%, 2/15/24	500	548,865
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	410	451,308
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00% to 10/1/26 (Put Date), 10/1/47	1,500	1,796,325
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 0.10%, 7/1/27(2)	10,000	10,000,000
Monroe County Industrial Development Corp., NY, (Rochester Regional Health), 5.00%, 12/1/28	500	626,765
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	4,000	5,017,680

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/27(5)	$1,200	$1,455,288
Series 2017, 5.00%, 12/1/26(5)	1,500	1,797,285
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,078,410
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 10/15/22	600	617,550
Pima County Industrial Development Authority, AZ, (Tucson Medical Center), 4.00%, 4/1/35	805	970,798
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	2,650	3,003,271
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 5.00% to 10/1/25 (Put Date), 12/1/48	1,500	1,741,455
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group):
5.00%, 12/1/22	500	516,620
5.00%, 12/1/23	250	266,573
5.00%, 12/1/24	285	312,665
Spartanburg Regional Health Services District, Inc., SC:
5.00%, 4/15/23(4)	1,200	1,268,328
5.00%, 4/15/24(4)	735	807,515
5.00%, 4/15/29(4)	1,705	2,135,444
University of California, (Regents Medical Center), 5.00%, 5/15/22	890	905,797
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,368,289

		$64,110,807

Housing — 0.8%
New York City Housing Development Corp., NY, 0.90% to 1/1/26 (Put Date), 11/1/60	$3,500	$3,499,195
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/32	365	443,376
5.00%, 7/1/33	300	363,720
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/27	500	593,720
Sandoval County, NM, MFMR, 6.00%, 5/1/32(5)	465	465,535
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(6)	95	95,000

		$5,460,546

Industrial Development Revenue — 2.9%
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(5)	$1,880	$2,117,030
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(5)	860	918,403
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(5)	435	463,053
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 1/1/24	3,000	3,243,480
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	1,066,260
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,165	6,419,615
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 3/1/23 (Put Date), 3/1/46	5,000	5,269,700

		$19,497,541

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 1.1%
Atlantic County Improvement Authority, NJ, (Stockton University Atlantic City Campus Phase II):
(AGM), 5.00%, 7/1/24	$100	$111,111
(AGM), 5.00%, 7/1/25	100	114,947
(AGM), 5.00%, 7/1/26	100	118,586
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	345	364,196
New Jersey Educational Facilities Authority, (William Paterson University):
(AGM), 5.00%, 7/1/25	110	125,990
(AGM), 5.00%, 7/1/27	150	181,711
(AGM), 5.00%, 7/1/28	65	80,536
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	5,279,677
Northern Illinois University, (BAM), 5.00%, 4/1/30	850	1,084,625

		$7,461,379

Insured-Electric Utilities — 0.4%
Brownsville, TX, Utility System Revenue, (AGM), 5.00%, 9/1/29	$875	$1,110,865
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	1,100	1,297,186
Puerto Rico Electric Power Authority:
(NPFG), 5.00%, 7/1/23	160	162,214
(NPFG), 5.00%, 7/1/24	115	116,592
(NPFG), Series SS, 5.00%, 7/1/25	300	304,152

		$2,991,009

Insured-Escrowed/Prerefunded — 0.5%
Bolingbrook, IL, (AGM), Escrowed to Maturity, 5.00%, 1/1/23	$875	$916,466
Louisiana Energy & Power Authority, (AGM), Prerefunded to 6/1/23, 5.25%, 6/1/25	1,125	1,202,816
North Hudson Sewer Authority, NJ, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,028,340

		$3,147,622

Insured-General Obligations — 7.3%
Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$292,138
Bolingbrook, IL, (AGM), 5.00%, 1/1/23	125	130,785
Boston, MA, (NPFG), 0.125%, 3/1/22	7,855	7,855,157
Cambria County, PA:
(AGM), 4.00%, 8/1/33	500	569,120
(BAM), 5.00%, 8/1/22	1,850	1,898,692
Cicero, IL:
(BAM), 4.00%, 1/1/23	520	538,444
(BAM), 4.00%, 1/1/25	285	312,448
Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/28	400	461,640
Hamden, CT, (BAM), 5.00%, 8/15/30	750	968,160
Jackson Township Board of Education of Ocean County, NJ, (NPFG), 5.25%, 6/15/23	6,000	6,280,740
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/22	625	639,344

Security	Principal Amount (000’s omitted)	Value
Livonia Public Schools School District, MI, (BAM), 5.00%, 5/1/22	$1,675	$1,701,013
Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,340,112
McHenry County Community Unit School District No. 12, IL:
(AGM), 5.00%, 1/1/23	940	981,200
(AGM), 5.00%, 1/1/24	1,165	1,264,281
New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,137,500
Puerto Rico, (AGM), 5.25%, 7/1/24	500	502,985
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/24	240	242,491
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,996,490
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/31	910	1,160,714
Washington, (AMBAC), 0.00%, 12/1/22	10,000	9,975,100
Will and Cook Counties Community High School District No. 210, IL, (AGM), 4.00%, 1/1/34	650	741,650
Yonkers, NY:
(AGM), 5.00%, 2/15/25	630	716,373
(AGM), 5.00%, 2/15/25	600	682,464
(AGM), 5.00%, 2/15/27	850	1,025,568
(AGM), 5.00%, 2/15/27	430	519,294

		$49,933,903

Insured-Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$284,227
Massachusetts Development Finance Agency, (Wellforce), (AGM), 5.00%, 10/1/26	360	428,944

		$713,171

Insured-Other Revenue — 0.2%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 5.00%, 1/1/27	$1,000	$1,200,990

		$1,200,990

Insured-Special Tax Revenue — 1.5%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$1,219,790
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	6,983,620
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,026,940
Vineyard Redevelopment Agency, UT:
(AGM), 5.00%, 5/1/22	400	406,184
(AGM), 5.00%, 5/1/27	315	380,923

		$10,017,457

Insured-Transportation — 0.2%
Capital Region Airport Commission, VA, (AGM), 4.00%, 7/1/27	$1,005	$1,175,649

		$1,175,649

Insured-Water and Sewer — 1.0%
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	$5,000	$5,345,350

Security	Principal Amount (000’s omitted)	Value
Pittsburgh Water and Sewer Authority, PA, (AGM), 0.75%, (SIFMA + 0.65%), 12/1/23 (Put Date), 9/1/40(1)	$500	$503,445
West Harris County Regional Water Authority, TX, (BAM), 4.00%, 12/15/32	500	620,385

		$6,469,180

Lease Revenue/Certificates of Participation — 2.2%
Burke County, NC, Limited Obligation Bonds:
5.00%, 4/1/28	$250	$303,207
5.00%, 4/1/29	250	301,715
California State Public Works Board, 5.00%, 11/1/26	2,725	2,945,698
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 5.00%, 7/1/28	535	664,759
Crown Point Multi-School Building Corp., IN:
5.00%, 1/15/27	2,300	2,768,924
5.00%, 7/15/27	1,000	1,219,160
Manassas Park Economic Development Authority, VA:
5.00%, 12/15/25	185	215,592
5.00%, 12/15/26	225	269,523
5.00%, 12/15/27	190	233,041
5.00%, 12/15/28	200	251,070
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/25	385	440,871
Prerefunded to 6/15/24, 4.00%, 6/15/28	5,000	5,408,600

		$15,022,160

Other Revenue — 2.8%
Black Belt Energy Gas District, AL, 0.47%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(1)	$5,000	$5,012,650
California Community Choice Financing Authority, Green Bonds:
4.00%, 12/1/25	635	710,762
4.00% to 12/1/27 (Put Date), 10/1/52	1,500	1,732,425
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/23	1,000	1,085,780
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 0.45%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(1)	1,050	1,053,119
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 3.00% to 10/1/26 (Put Date), 10/1/47	2,500	2,776,850
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	1,200	216,000
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(5)	1,035	1,222,728
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.927%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	2,000	2,019,360
Philadelphia Redevelopment Authority, PA, (Transformation Initiative), 5.00%, 4/15/24	750	759,953
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	195	195,308
Will and Kankakee Counties Community Unit School District No. 255-U, IL:
5.00%, 6/1/23	675	718,632
5.00%, 6/1/24	590	650,929
5.00%, 6/1/25	1,000	1,142,250

		$19,296,746

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 3.1%
California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(5)	$500	$504,400
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):
4.00%, 4/1/26(5)	830	907,779
4.00%, 4/1/27(5)	765	846,381
4.00%, 4/1/29(5)	935	1,047,733
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,775	1,838,421
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 0.80%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(1)	435	436,131
James City County Economic Development Authority, VA, (Williamsburg Landing):
4.00%, 12/1/26	435	490,006
4.00%, 12/1/27	440	501,433
4.00%, 12/1/28	455	523,573
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.):
5.00%, 8/1/22	550	564,608
5.00%, 8/1/23	705	755,393
5.00%, 8/1/24	480	534,009
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
4.25%, 1/1/33	2,105	2,237,089
5.00%, 1/1/30	1,265	1,368,148
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/22	1,435	1,468,866
Public Finance Authority, WI, (SearStone CCRC), 2.25%, 6/1/27	1,500	1,507,605
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/22	210	215,351
4.00%, 12/1/23	220	231,455
4.00%, 12/1/27	355	397,948
4.00%, 12/1/28	370	418,030
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.75%, 7/1/26(5)	3,420	3,560,220
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/23	140	148,270
4.00%, 11/15/25	115	127,857
4.00%, 11/15/26	125	141,486
4.00%, 11/15/27	130	149,516
4.00%, 11/15/28	110	128,261

		$21,049,969

Special Tax Revenue — 4.9%
Baltimore, MD, (Harbor Point):
3.05%, 6/1/28(5)	$190	$199,137
3.15%, 6/1/29(5)	200	211,236
3.20%, 6/1/30(5)	200	210,240
Bullhead, AZ, Excise Taxes Revenue:
0.95%, 7/1/26	250	248,025
1.15%, 7/1/27	375	372,214
Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,087,328

Security	Principal Amount (000’s omitted)	Value
Jacksonville, FL, Special Revenue:
5.00%, 10/1/28	$1,365	$1,718,876
5.00%, 10/1/30	2,500	3,278,350
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,658,325
Nassau County Interim Finance Authority, NY, Sales Tax Revenue, 5.00%, 11/15/29	1,370	1,790,097
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	280	0
5.75%, 5/1/38	335	338,165
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 2/1/27	100	111,571
3.00%, 2/1/28	500	564,665
New York Dormitory Authority, Sales Tax Revenue:
(AMT), 5.00%, 3/15/24	1,405	1,541,285
(AMT), 5.00%, 3/15/25	1,470	1,671,434
(AMT), 5.00%, 3/15/26	1,545	1,813,073
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.00%, 12/1/25	6,350	6,901,244
Saint Clair County Highway Revenue, IL:
4.00%, 1/1/22	555	555,000
Escrowed to Maturity, 4.00%, 1/1/23	310	321,752
Prerefunded to 1/1/23, 4.00%, 1/1/24	360	373,648
Sales Tax Securitization Corp., IL, Series 2018C, 5.00%, 1/1/29	1,525	1,922,125
South Orange County Public Financing Authority, CA, 5.00%, 8/15/24	1,000	1,025,360
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(6)	276	165,344
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), Prerefunded to 7/1/23, 5.00%, 7/1/25	2,815	3,012,951

		$33,091,445

Student Loan — 0.7%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 5.00%, 11/15/22	$125	$130,006
(AMT), 5.00%, 11/15/23	230	249,090
(AMT), 5.00%, 11/15/24	300	332,817
Massachusetts Educational Financing Authority:
(AMT), 3.50%, 7/1/33	3,115	3,168,111
(AMT), 5.00%, 7/1/24	1,000	1,097,240

		$4,977,264

Transportation — 8.8%
Atlanta, GA, Airport Revenue, (AMT), 5.00%, 7/1/29	$1,250	$1,586,987
Central Texas Regional Mobility Authority, 5.00%, 1/1/28	1,500	1,848,585
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/26	3,500	4,067,980
Chicago, IL, (O’Hare International Airport):
(AMT), 5.00%, 1/1/22	825	825,000
(AMT), 5.00%, 1/1/23	1,300	1,360,294
Clark County, NV, Airport System Revenue, (AMT), 5.00%, 7/1/27	2,500	3,030,000

Security	Principal Amount (000’s omitted)	Value
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/26	$2,800	$3,361,736
Georgia State Road and Tollway Authority, 5.00%, 6/1/31	1,000	1,306,970
Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	2,400	2,517,984
Hawaii, Harbor System Revenue, (AMT), 5.00%, 7/1/25	375	430,208
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	2,500	2,864,950
Metropolitan Nashville Airport Authority, TN:
(AMT), 5.00%, 7/1/26	885	1,016,945
(AMT), 5.00%, 7/1/27	1,250	1,430,300
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/25	2,000	2,313,080
Miami-Dade County, FL, Aviation Revenue:
5.00%, 10/1/30	750	894,263
5.00%, 10/1/31	1,000	1,299,770
5.00%, 10/1/32	1,000	1,293,010
New York Thruway Authority, 5.00%, 1/1/30	2,340	2,638,186
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/24	1,250	1,404,000
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger):
(AMT), 5.00%, 11/1/25	1,000	1,036,660
(AMT), 5.00%, 11/1/26	890	922,174
Pennsylvania Turnpike Commission:
5.00%, 12/1/27	750	924,870
5.00%, 12/1/28	750	947,535
5.00%, 12/1/37	2,850	3,582,649
Series 2013C, 5.00%, 12/1/22	1,000	1,043,300
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/26	3,650	4,301,853
Port of New Orleans, LA:
(AMT), 5.00%, 4/1/26	485	565,505
(AMT), 5.00%, 4/1/27	505	604,803
(AMT), 5.00%, 4/1/28	485	593,519
(AMT), 5.00%, 4/1/29	515	642,030
Port of Seattle, WA:
(AMT), 5.00%, 9/1/25	2,200	2,541,902
(AMT), 5.00%, 4/1/31	4,000	5,016,280
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/28	1,000	1,239,010
South Jersey Transportation Authority, NJ:
5.00%, 11/1/22	155	160,999
5.00%, 11/1/24	395	444,975

		$60,058,312

Water and Sewer — 4.1%
Baltimore, MD, (Water Projects):
5.00%, 7/1/33	$305	$397,714
5.00%, 7/1/35	350	454,832
5.00%, 7/1/36	350	453,929
Chicago, IL, Water Revenue, 5.00%, 11/1/22	1,000	1,038,780
Great Lakes Water Authority, MI:
5.00%, 7/1/24	150	166,786
5.00%, 7/1/25	100	115,284

Security	Principal Amount (000’s omitted)	Value
5.00%, 7/1/26	$300	$357,222
5.00%, 7/1/27	300	367,554
5.00%, 7/1/28	220	276,496
5.00%, 7/1/29	460	589,697
Hollywood, FL, Water and Sewer Revenue:
5.00%, 10/1/30	290	384,523
5.00%, 10/1/31	325	429,650
5.00%, 10/1/32	525	691,960
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,035,830
Metropolitan Water District of Southern California, 0.24%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(1)	3,250	3,248,765
Miami-Dade County, FL, Water and Sewer System Revenue:
5.00%, 10/1/27	1,050	1,295,469
5.00%, 10/1/28	665	839,875
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/32	3,000	3,894,510
(SPA: JPMorgan Chase Bank, N.A.), 0.08%, 6/15/50(3)	10,000	10,000,000
Portland, OR, Sewer System Revenue, 5.00%, 5/1/28	1,000	1,184,620
Union County, NC, Enterprise Systems Revenue, 5.00%, 6/1/27	800	982,736

		$28,206,232

Total Tax-Exempt Municipal Obligations — 89.8% (identified cost $596,659,300)		$611,295,007

Taxable Municipal Obligations — 9.0%

Security	Principal Amount (000’s omitted)	Value
Education — 0.3%
University of Arizona, 1.782%, 6/1/29	$1,720	$1,711,348

		$1,711,348

Escrowed/Prerefunded — 0.5%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 5.50%, 8/1/44	$3,595	$3,734,774

		$3,734,774

General Obligations — 1.8%
Chicago, IL, 7.75%, 1/1/42	$2,650	$3,018,350
DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District No. 523, IL, 1.827%, 2/1/22	300	300,282
Detroit, MI, 2.711%, 4/1/26	700	697,935
Foley, AL:
2.00%, 5/1/27	300	304,788
2.00%, 5/1/28	650	655,785
Homewood, AL:
2.00%, 9/1/26	625	641,600
2.00%, 9/1/28	550	563,668

Security	Principal Amount (000’s omitted)	Value
Iberia Parishwide School District, LA, 1.60%, 3/1/29	$605	$597,958
Klamath County School District, OR, 1.30%, 6/15/27	500	494,560
Mattawan Consolidated School, MI, 1.616%, 5/1/29	1,345	1,330,689
Mill Valley School District, CA, 1.30%, 8/1/22	80	80,431
Nashua, NH, 1.40%, 1/15/33	375	352,684
Norwalk, CT, 1.255%, 8/1/27	3,040	3,003,246

		$12,041,976

Hospital — 0.4%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$1,380	$1,397,222
Middleburg Heights, OH, (Southwest General Health Center):
1.949%, 8/1/22	500	502,855
2.025%, 8/1/23	615	621,581

		$2,521,658

Insured-General Obligations — 0.2%
Rigolette School District No. 11, LA, (BAM), 2.00%, 3/1/29	$710	$709,815
Valley View School District, PA, (BAM), 1.55%, 5/15/24	250	251,785
Westland, MI, (BAM), 1.734%, 11/1/31	400	392,140

		$1,353,740

Insured-Special Tax Revenue — 0.3%
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.207%, 9/1/30	$1,815	$1,814,909

		$1,814,909

Insured-Transportation — 0.5%
Miami-Dade County, FL, Seaport Revenue:
(AGM), 1.349%, 10/1/26	$2,035	$1,994,483
(AGM), 1.692%, 10/1/28	1,165	1,139,545

		$3,134,028

Lease Revenue/Certificates of Participation — 0.5%
Golden State Tobacco Securitization Corp., CA, 2.086%, 6/1/28	$3,250	$3,261,505

		$3,261,505

Other Revenue — 1.4%
Golden State Tobacco Securitization Corp., CA:
1.237%, 6/1/22	$5,100	$5,104,743
1.337%, 6/1/23	4,560	4,569,485

		$9,674,228

Senior Living/Life Care — 0.9%
Butler County Port Authority, OH, (Community First Solutions), 2.25%, 5/15/26	$350	$356,566
Indiana Finance Authority, (BHI Senior Living), 2.45%, 11/15/25	355	350,452
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group):
2.38%, 11/15/22	360	361,764
2.60%, 11/15/24	4,000	4,011,320

Security	Principal Amount (000’s omitted)	Value
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 1.25%, 6/1/26	$1,310	$1,307,446

		$6,387,548

Special Tax Revenue — 1.6%
Allentown Neighborhood Improvement Zone Development Authority, PA, 1.73%, 5/1/22	$800	$799,960
American Samoa Economic Development Authority, 2.47%, 9/1/24(5)	525	526,675
Illinois, Sales Tax Revenue:
1.799%, 6/15/27	2,500	2,461,625
2.159%, 6/15/29	1,000	981,190
New York Dormitory Authority, Personal Income Tax Revenue, 1.538%, 3/15/27	6,130	6,080,347

		$10,849,797

Student Loan — 0.5%
Massachusetts Educational Financing Authority:
2.305%, 7/1/29	$2,000	$2,009,160
3.875%, 7/1/23	1,100	1,145,760
Rhode Island Student Loan Authority, 2.373%, 12/1/28	400	399,552

		$3,554,472

Transportation — 0.1%
Central Texas Regional Mobility Authority, 2.063%, 1/1/28	$1,000	$1,009,080

		$1,009,080

Total Taxable Municipal Obligations — 9.0% (identified cost $60,899,214)		$61,049,063

Total Investments — 99.4% (identified cost $661,968,514)		$676,689,844

Other Assets, Less Liabilities — 0.6%		$3,911,801

Net Assets — 100.0%		$680,601,645

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2021, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	12.8%
Others, representing less than 10% individually	86.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2021, 13.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 5.4% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2021.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2021.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2021.

(4)	When-issued security.

(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $16,453,123 or 2.4% of the Fund’s net assets.

(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

USD	-	United States Dollar

The Fund did not have any open derivative instruments at December 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$4,345,774	$—	$4,345,774
Tax-Exempt Municipal Obligations	—	611,295,007	—	611,295,007
Taxable Municipal Obligations	—	61,049,063	—	61,049,063
Total Investments	$—	$676,689,844	$—	$676,689,844

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.